Cover	Jan. 22, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 22, 2024
Entity File Number	333-252505
Entity Registrant Name	Warpspeed Taxi Inc.
Entity Central Index Key	0001842138
Entity Tax Identification Number	85-3978107
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	Shiriki House Office Community
Entity Address, Address Line Two	Lower Kabete Road
Entity Address, Address Line Three	Westlands
Entity Address, City or Town	Nairobi
Entity Address, Country	KE
City Area Code	(702)
Local Phone Number	802-0474
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false